Schedule H, line 4i - Schedule of Investments 2 (Details) - EBP 41-0268370 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment, Identifier [Axis]: BlackrockTotalRetutnBondFundMember
H.B. Fuller Company Stock Fund	Common Collective Trust [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 17,200,036
Investment, Identifier [Axis]: BostonTrustWaldenSmidCapCITMember
H.B. Fuller Company Stock Fund	Common Collective Trust [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 16,849,800
Investment, Identifier [Axis]: CommonStockMember
true	true
H.B. Fuller Company Stock Fund	Common Stock [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 19,944,995
Investment, Identifier [Axis]: FidelityUSBondIndexMember
H.B. Fuller Company Stock Fund	Mutual Fund [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 25,222,296
Investment, Identifier [Axis]: GQCPartnersInternationalEquityCITDMember
H.B. Fuller Company Stock Fund	Common Collective Trust [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 20,045,237
Investment, Identifier [Axis]: Legal&GeneralACWIEXUSDCMember
H.B. Fuller Company Stock Fund	Common Collective Trust [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 21,355,829
Investment, Identifier [Axis]: Legal&GeneralS&P500DCMember
H.B. Fuller Company Stock Fund	Common Collective Trust [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 136,483,182
Investment, Identifier [Axis]: ParticipantLoansMember
true	true
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 0
Investment, Identifier [Axis]: StatStRealAssetNLCLCMember
H.B. Fuller Company Stock Fund	Common Collective Trust [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 2,781,245
Investment, Identifier [Axis]: StateStRusselSmall/MidIDXSLCLMember
H.B. Fuller Company Stock Fund	Common Collective Trust [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 40,851,850
Investment, Identifier [Axis]: VanguardRMTSavingsTrustMember
H.B. Fuller Company Stock Fund	Common Collective Trust [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 24,451,648
Investment, Identifier [Axis]: VanguardTgtRmt2020InvFundMember
H.B. Fuller Company Stock Fund	Common Collective Trust [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 7,891,032
Investment, Identifier [Axis]: VanguardTgtRmt2025InvFundMember
H.B. Fuller Company Stock Fund	Common Collective Trust [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 18,140,965
Investment, Identifier [Axis]: VanguardTgtRmt2030InvFundMember
H.B. Fuller Company Stock Fund	Common Collective Trust [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 36,033,336
Investment, Identifier [Axis]: VanguardTgtRmt2035InvFundMember
H.B. Fuller Company Stock Fund	Common Collective Trust [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 43,315,505
Investment, Identifier [Axis]: VanguardTgtRmt2040InvFundMember
H.B. Fuller Company Stock Fund	Common Collective Trust [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 26,795,981
Investment, Identifier [Axis]: VanguardTgtRmt2045InvFundMember
H.B. Fuller Company Stock Fund	Common Collective Trust [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 24,365,771
Investment, Identifier [Axis]: VanguardTgtRmt2050InvFundMember
H.B. Fuller Company Stock Fund	Common Collective Trust [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 28,590,292
Investment, Identifier [Axis]: VanguardTgtRmt2055InvFundMember
H.B. Fuller Company Stock Fund	Common Collective Trust [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 19,441,064
Investment, Identifier [Axis]: VanguardTgtRmt2060InvFundMember
H.B. Fuller Company Stock Fund	Common Collective Trust [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 11,905,537
Investment, Identifier [Axis]: VanguardTgtRmt2065InvFundMember
H.B. Fuller Company Stock Fund	Common Collective Trust [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 4,095,059
Investment, Identifier [Axis]: VanguardTgtRmt2070InvFundMember
H.B. Fuller Company Stock Fund	Common Collective Trust [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 1,245,347
Investment, Identifier [Axis]: VanguardTgtRmtINCMTrustMember
H.B. Fuller Company Stock Fund	Common Collective Trust [Member]
H.B. Fuller Company Stock Fund	EBP, Participant-Directed [Member]
H.B. Fuller Company Stock Fund	$ 5,161,402